Investment Strategy - Tuttle Capital Heavy Assets Low Obsolescence ETF	May 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Tuttle Capital Heavy Assets Low Obsolescence ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond generally to the performance of the Tuttle Capital Heavy Assets Low Obsolescence Index (the “Index”). The Fund is a passively managed exchange-traded fund.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of constituents included in the Index. In implementing this policy, the equity securities that the Fund will hold will generally be the common stock of the Index constituents.

The Fund seeks to achieve its investment objective by employing a replication strategy, under which the Fund invests in substantially all of the securities comprising the Index in approximately the same proportions as the Index.

The Index is designed to measure the performance of U.S.-listed companies, drawn from a large-capitalization universe, that demonstrate significant tangible asset intensity and business characteristics associated with durable, asset-backed cash flows ("HALO Issuers").

The Index does not attempt to forecast technological developments or guarantee reduced exposure to artificial intelligence (“AI”) or other innovations. Rather, it seeks to emphasize companies whose earnings and competitive positioning are supported by tangible, long-lived physical assets and capital-intensive operations.

In addition to emphasizing durable physical-world businesses, the Index may include companies that provide equipment, infrastructure, or industrial inputs that support power systems, grid modernization, transportation networks, energy production, cooling systems, industrial automation, or other components of physical infrastructure development.

The Fund will generally invest in all securities comprising the Index in approximately the same proportions as their weightings in the Index. While the Fund generally expects to employ a replication strategy, it may use a representative sampling strategy if the Adviser believes doing so would better enable the Fund to track the Index.

The Fund is diversified under the Investment Company Act of 1940. To the extent the Index concentrates (i.e., holds more than 25% of its assets) in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.

The Fund may hold cash, cash equivalents, and short-term U.S. government securities for liquidity management and operational purposes.

The Fund will not take temporary defensive positions in anticipation of adverse market conditions but may adjust its holdings as necessary to reflect changes in the composition or weighting of the Index or to manage cash flows.

To the extent permitted by applicable law, the Fund may employ substitutions, optimization techniques, or other portfolio adjustments designed to approximate the risk and return characteristics of the Index when full replication is not practicable.

Information about the Index

The Tuttle Capital Heavy Assets Low Obsolescence Index (the “Index”) serves as the benchmark for the Fund.

The Index is designed to measure the performance of U.S.-listed equity securities of companies that demonstrate significant tangible asset intensity and business characteristics associated with durable, asset-backed cash flows (“HALO Issuers”).

The Index is constructed using a rules-based methodology. The Index universe consists of large-capitalization U.S.-listed common stocks drawn from the VettaFi US Equity Large-Cap 500 Index, which includes the 500 largest companies by full market capitalization in the United States within the VettaFi US Equity 3000 Index and applies liquidity screening criteria. The Index does not include non-U.S. equity securities or American Depositary Receipts (ADRs).

The Index methodology utilizes a multi-factor framework (the “HALO Score”), which is a numerical ranking assigned to each eligible company based on quantitative measures designed to identify companies with significant investments in physical productive assets, stable and durable cash flow characteristics, and lower exposure to asset-light or intangible-driven business models. The HALO Score evaluates companies based on the following categories:
(1) Tangible Asset Intensity – metrics that measure a company’s investment in physical productive assets, such as buildings, machinery, equipment, or infrastructure, based on its relative ranking within the Index’s starting universe using quantitative measures, including fixed asset intensity (net property, plant and equipment (“PP&E”) divided by total assets), reinvestment rate (the ratio of five-year average capital expenditures on fixed assets to five-year average depreciation), capital intensity (gross PP&E divided by trailing-12-month revenue), an asset replacement cost ratio, and a replacement intensity score;

(2) Durability of Cash Flows – metrics that evaluate the stability and persistence of a company’s revenues and earnings, including measures of revenue variability, earnings consistency, and margin stability, as well as indicators of long asset lives and participation in industries associated with essential goods and services, such as utilities, energy, transportation, manufacturing, and infrastructure-related activities; and

(3) Lower Intangible Asset Exposure – metrics that assess the degree to which a company’s business model is supported by tangible versus intangible assets, including intangible asset intensity and industry classification. Intangible assets may include intellectual property, brand value, software-related assets, proprietary technology, customer networks, platform-based business models, and other assets that are not primarily tied to physical productive infrastructure.

The Index methodology applies a downward score adjustment to companies classified within the information technology and communication services sectors (as defined by ICE Data Indices, LLC (“ICE”)) to reflect the Index’s emphasis on companies less reliant on intangible or asset-light business models.

Companies with the highest composite scores, subject to applicable liquidity and sector requirements, are selected for inclusion in the Index. The Index is expected to include approximately 30–50 constituents and generally applies an equal-weight methodology, such that each constituent is assigned an approximately equal weight at each reconstitution.

The Index applies a sector-level cap at each reconstitution such that no more than eight constituents are included from any single ICE sector, which is expected to limit any single sector to approximately 20% of the Index.

The Index is reconstituted and rebalanced quarterly, on the third Friday of March, June, September, and December, using selection data as of the last business day of the prior month. Rebalancing and reconstitution may result in changes to constituent weightings and the addition or removal of constituents. The Fund generally expects to rebalance and reconstitute its portfolio on the same schedule as the Index, subject to the Adviser’s discretion to address operational or trading considerations.

The Index is maintained and calculated by VettaFi LLC (the “Index Provider”). The Index was developed in collaboration with the Adviser and is branded as the Tuttle Capital Heavy Assets Low Obsolescence Index. The Index Provider is responsible for the ongoing maintenance, calculation, and publication of the Index.

The Index Provider is not affiliated with the Adviser. Although the Index bears the Adviser’s name and may have been developed in collaboration with the Adviser, the Index Provider is responsible for the ongoing maintenance, calculation, and administration of the Index in accordance with its methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of constituents included in the Index.